LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
12.	LONG-TERM INVESTMENTS

Long-term investments include the equity investments in the following investees as of December 31, 2017:

Name of investee	Percentage of ownership	in millions of $
Renew Akshay Urja Private Limited	44%	17.3
HQC PR Solar Holdings LLC	49%	3.2
Hanwha Kalyon Günes Teknolojileri Üretim A.S.	50%	20.8
Hanwha Kalyon Günes Enerjisi Üretim A.S.	50%	5.4
Others	20~50%	0.9

Investments are accounted for under the equity method.

The movement of the investments accounted for under the equity method is as follows:

in millions of $	For the year ended December 31,
	2016	2017

At the beginning of the year	17.1	20.7
Investment	6.6	26.0

Share of gain (loss) of equity method investments	(0.9)	2.3
Impairment	-	(2.8)
Effects of foreign currency translation	(2.1)	1.4

At the end of the year	20.7	47.6

One of our project assets, in which we hold a 49% interest in, located in Puerto Rico was damaged due to a natural disaster in 2017. We recognized a loss of $2.8 million to reduce the book value of our share in the project assets to the amount we believe recoverable through insurance.